INCOME TAXES - Unrecognized Deductible Temporary Differences and Unused Tax Losses (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Income Taxes [Abstract]
Deductible temporary differences (no expiry)	$ 166.4	$ 63.1
Capital losses (no expiry)	149.1	148.8
Operating losses	121.6	342.8
Deferred tax assets have not been recognized	$ 437.1	$ 554.7